Risk Management - Schedule of Credit Quality by Financial Asset Class (Detail) - Credit Risk [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 24,743,360	$ 22,619,167
% of over total portfolio	100.00%	100.00%
Allowance	$ (947,812)	$ (1,041,873)
% over total allowance	100.00%	100.00%
Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 15,672,670	$ 14,809,703
Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	6,244,971	2,492,464
Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,825,719	5,317,000
Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 12,753,134
% of over total portfolio		56.37%
Allowance		$ (619,327)
% over total allowance		59.45%
Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 11,186,127
% of over total portfolio	45.20%	43.63%
Allowance	$ (393,250)	$ (422,546)
% over total allowance	41.51%	40.55%
Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,115,437
% of over total portfolio	8.55%	9.09%
Allowance	$ (126,467)	$ (128,290)
% over total allowance	13.34%	12.31%
Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 6,244,971
% of over total portfolio	25.23%	23.52%
Allowance	$ (77,298)	$ (73,465)
% over total allowance	8.18%	7.05%
Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,825,719
% of over total portfolio	11.42%	11.02%
Allowance	$ (189,485)	$ (220,791)
% over total allowance	19.99%	21.19%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 13,557,233
% of over total portfolio	54.80%
Allowance	$ (554,562)
% over total allowance	58.49%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 104,887	$ 163,981
% of over total portfolio	0.42%	0.73%
Allowance	$ (45)	$ (66)
% over total allowance	0.01%	0.01%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 623,613	$ 514,946
% of over total portfolio	2.52%	2.28%
Allowance	$ (337)	$ (254)
% over total allowance	0.04%	0.02%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,456,274	$ 2,182,085
% of over total portfolio	10.64%	9.65%
Allowance	$ (5,729)	$ (3,624)
% over total allowance	0.60%	0.35%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,398,475	$ 4,223,518
% of over total portfolio	18.49%	18.67%
Allowance	$ (42,196)	$ (35,625)
% over total allowance	4.45%	3.42%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,717,332	$ 2,952,521
% of over total portfolio	11.69%	13.05%
Allowance	$ (26,295)	$ (19,474)
% over total allowance	2.77%	1.87%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 1,114,466	$ 920,044
% of over total portfolio	4.13%	4.07%
Allowance	$ (36,245)	$ (38,540)
% over total allowance	3.82%	3.70%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 563,250
% of over total portfolio	1.90%
Allowance	$ (10,564)
% over total allowance	1.11%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 240,106
% of over total portfolio	0.59%
Allowance	$ (13,190)
% over total allowance	1.39%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 106,425
% of over total portfolio	0.43%
Allowance	$ (11,219)
% over total allowance	1.18%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 93,647
% of over total portfolio	0.38%
Allowance	$ (19,119)
% over total allowance	2.02%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 149,838
% of over total portfolio	0.38%
Allowance	$ (3,205)
% over total allowance	0.24%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 98,318
% of over total portfolio	0.15%
Allowance	$ (5,020)
% over total allowance	0.47%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 469,581
% of over total portfolio	1.65%
Allowance	$ (126,748)
% over total allowance	13.06%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 249,938
% of over total portfolio	0.76%
Allowance	$ (92,541)
% over total allowance	9.60%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 42,253
% of over total portfolio	0.17%
Allowance	$ (34,403)
% over total allowance	3.60%
Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 128,830
% of over total portfolio	0.50%
Allowance	$ (127,706)
% over total allowance	14.13%
Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 431,934
% of over total portfolio		1.91%
Allowance		$ (10,757)
% over total allowance		1.03%
Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 161,455
% of over total portfolio		0.71%
Allowance		$ (13,265)
% over total allowance		1.27%
Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 163,779
% of over total portfolio		0.72%
Allowance		$ (16,242)
% over total allowance		1.56%
Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 208,409
% of over total portfolio		0.92%
Allowance		$ (56,413)
% over total allowance		5.41%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 97,306
% of over total portfolio		0.43%
Allowance		$ (2,193)
% over total allowance		0.21%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 63,842
% of over total portfolio		0.28%
Allowance		$ (7,146)
% over total allowance		0.69%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 166,229
% of over total portfolio		0.73%
Allowance		$ (46,524)
% over total allowance		4.47%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 185,893
% of over total portfolio		0.82%
Allowance		$ (83,164)
% over total allowance		7.98%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 128,699
% of over total portfolio		0.57%
Allowance		$ (94,140)
% over total allowance		9.04%
Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 188,493
% of over total portfolio		0.83%
Allowance		$ (191,900)
% over total allowance		18.42%
IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 22,617,981
IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		9,864,847
IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,055,665
IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		5,316,753
IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		2,492,429
Stage1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 20,052,697	16,427,940
Allowance	(158,987)	(165,507)
Stage1 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		10,037,051
Allowance		(59,043)
Stage1 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	9,752,116	6,390,889
Allowance	(84,385)	(106,464)
Stage1 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,511,692	491,849
Allowance	(2,100)	(29,083)
Stage1 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	5,815,884	4,166,515
Allowance	(14,156)	(10,732)
Stage1 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,424,540	1,732,525
Allowance	(68,129)	(66,649)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	10,300,581
Allowance	(74,602)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	104,887	163,981
Allowance	(45)	(66)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	623,613	514,946
Allowance	(337)	(254)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,456,274	2,182,085
Allowance	(5,729)	(3,624)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,398,475	4,223,518
Allowance	(42,196)	(35,625)
Stage1 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,717,332	2,952,521
Allowance	(26,295)	(19,474)
Stage 2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,241,518	4,776,672
Allowance	(304,905)	(346,690)
Stage 2 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		1,885,621
Allowance		(135,217)
Stage 2 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,123,624	2,891,051
Allowance	(214,568)	(211,473)
Stage 2 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	470,765	1,178,431
Allowance	(92,410)	(57,606)
Stage 2 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	314,060	1,025,921
Allowance	(44,636)	(48,514)
Stage 2 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	338,799	686,699
Allowance	(77,522)	(105,353)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,117,894
Allowance	(90,337)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,114,466	920,044
Allowance	(36,245)	(38,540)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	563,250
Allowance	(10,564)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	240,106
Allowance	(13,190)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	106,425
Allowance	(11,219)
Stage 2 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	93,647
Allowance	(19,119)
Stage 2 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		431,934
Allowance		(10,757)
Stage 2 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		161,455
Allowance		(13,265)
Stage 2 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		163,779
Allowance		(16,242)
Stage 2 [member] | Substandard Portfolios [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		208,409
Allowance		(56,413)
Stage 3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,449,145	1,413,369
Allowance	(483,920)	(529,676)
Stage 3 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		830,462
Allowance		(425,067)
Stage 3 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	310,387	582,907
Allowance	(94,297)	(104,609)
Stage 3 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	132,980	385,385
Allowance	(31,957)	(41,601)
Stage 3 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	115,027	124,317
Allowance	(18,506)	(14,219)
Stage 3 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	62,380	73,205
Allowance	(43,834)	(48,789)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,138,758
Allowance	(389,623)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	149,838
Allowance	(3,205)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	98,318
Allowance	(5,020)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	469,581
Allowance	(126,748)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	249,938
Allowance	(92,541)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	42,253
Allowance	(34,403)
Stage 3 [member] | Normal Risk Portfolios [Member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	128,830
Allowance	$ (127,706)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		97,306
Allowance		(2,193)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		63,842
Allowance		(7,146)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		166,229
Allowance		(46,524)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		185,893
Allowance		(83,164)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		128,699
Allowance		(94,140)
Stage 3 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		188,493
Allowance		$ (191,900)